Debt (Long-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Document Fiscal Year Focus	2015
Long - term debt
Long-term debt	$ 2,278	$ 2,130
Analysis of interest expense
Total interest expense	142	135	$ 126
Revolving Credit Facility [Member]
Long - term debt
Revolving credit facility	467	0
Revolving Credit Facility [Member]
Long - term debt
Revolving credit facility	0
Analysis of interest expense
Total interest expense	6	3	2
Revolving Credit Facility One [Member]
Analysis of interest expense
Total interest expense	2	4	0
Seven Year Term Loan Facility [Member]
Long - term debt
Long term debt	$ 218	240
Maturity period of debt instrument	7 years
Analysis of interest expense
Total interest expense	$ 5	$ 5	6
5.625% senior notes due 2015
Long - term debt
Interest rate on debt	5.625%	5.625%
Analysis of interest expense
Total interest expense	$ 5	$ 8	12
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Long - term debt
Interest rate on debt	5.625%
4.125% senior notes due 2016 [Member]
Long - term debt
Long-term debt	$ 0	299
Interest rate on debt	4.125%
Analysis of interest expense
Total interest expense	$ 13	13	13
6.200% senior notes due 2017 [Member]
Long - term debt
Long-term debt	$ 394	$ 393
Interest rate on debt	6.20%	6.20%
Analysis of interest expense
Total interest expense	$ 25	$ 25	33
7.000% senior notes due 2019 [Member]
Long - term debt
Long-term debt	$ 186	$ 186
Interest rate on debt	7.00%	7.00%
Analysis of interest expense
Total interest expense	$ 14	$ 14	18
Five Point Seven Five Zero Percent Senior Notes Due Two Thousand Twenty One [Member]
Long - term debt
Interest rate on debt	5.75%
Analysis of interest expense
Total interest expense	$ 30	30	29
5.750% senior notes due 2021 [Member]
Long - term debt
Long-term debt	$ 495	494
Interest rate on debt	5.75%
4.625% Senior Notes Due 2023 [Member]
Long - term debt
Long-term debt	$ 247	$ 247
Interest rate on debt	4.625%	4.625%
Analysis of interest expense
Total interest expense	$ 11	$ 11	4
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Long - term debt
Long-term debt	$ 271	271
Interest rate on debt	6.125%
Analysis of interest expense
Total interest expense	$ 16	16	6
Term Loan Facility Expires Twenty Fifteen [Member]
Long - term debt
Maturity period of debt instrument	3 years
Other [Member]
Analysis of interest expense
Total interest expense	$ 15	6	3
Interest Expense [Member]
Analysis of interest expense
Total interest expense	142	135	126
Unwind of contingent and deferred consideration [Member]
Analysis of interest expense
Total interest expense	$ 11	$ 3	$ 0